Investment in Equity Securities, Equity Securities without Readily Determinable Fair Values (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Equity Securities without Readily Determinable Fair Values [Abstract]
Beginning balance	$ 4,647,853	$ 0
Equity securities acquired	1,000,000	4,647,853
Ending balance	5,647,853	4,647,853
Dividend income on equity securities	$ 0	$ 0